Share-based payments - Share option changes and outstanding (Details)													12 Months Ended
	Dec. 30, 2021 Options	Nov. 15, 2021 Options	Jun. 17, 2021 Options	May 21, 2021 Options	Mar. 11, 2021 Options	Dec. 22, 2020 Options	Dec. 15, 2020 Options	Nov. 16, 2020 Options	Aug. 17, 2020 Options	Jun. 08, 2020 Options	May 20, 2020 Options	Mar. 12, 2020 Options	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
Share-based payments
Number of share options outstanding in share-based payment arrangement at beginning of period | Options													1,522,362	1,109,943
Granted | Options	105,071	24,500	1,000	555,464	12,000	11,500	10,000	84,900	2,900	80,000	481,405	16,550	698,035	687,255
Exercised | Options													(79,208)	(235,123)
Forfeited/expired | Options													(48,593)	(39,713)
Number of share options outstanding in share-based payment arrangement at end of period | Options													2,092,596	1,522,362
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares													$ 14.05	$ 10.51
Granted | $ / shares													22.21	18.46
Exercised | $ / shares													9.72	10.42
Forfeited/expired | $ / shares													15.46	12.80
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares													$ 16.90	$ 14.05